Stock-Based Compensation Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Stock-based compensation costs recognized for employee services [Abstract]
Stock-based compensation costs arising from equity-settled awards	$ 2,027	$ 1,849	$ 1,770
Stock-based compensation costs arising from cash-settled awards	(6)	(18)	(22)
Share-based compensation costs	$ 2,021	$ 1,831	$ 1,748
Top of Range [Member]
Stock-Based Compensation Plans [Abstract]
Number of additional subordinate voting shares issuable under the Long-Term Incentive Plan and the Deferred Share Unit Plan (in shares)	11,792,893
Number of subordinate voting shares that may be granted to any individual on an annual basis, percentage	5.00%